BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of current and non current bank deposits and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 249,696	₽ 192,177
Due to banks and other financial institutions	10,984	21,430
Debt securities issued	10,481	5,581
Other financial liabilities	1,980	2,180
Total bank deposits and liabilities	273,141	221,368
Less: current portion	(260,744)	(207,055)
Total bank deposits and liabilities, non-current	₽ 12,397	₽ 14,313